Financial instruments by category (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of detailed information about financial instruments [line items]
Disclosure of detailed information about financial instruments [text block]

Amounts in US$ '000	Assets as per statement of financial position
	2018	2017
Financial assets at fair value through profit or loss
Derivative financial instrument assets	27,539	-
Cash and cash equivalents	53,794	44,123
	81,333	44,123
Other financial assets at amortized cost
Trade receivables	16,215	19,519
To be recovered from co-venturers (Note 33)	1,819	2,455
Other financial assets (a)	11,468	43,488
Cash and cash equivalents	73,933	90,632
	103,435	156,094
Total financial assets	184,768	200,217

(a)
Non-current other financial assets relate to contributions made for environmental obligations according to Colombian and Brazilian government regulations. Current other financial assets corresponds to short-term investments with original maturities up to twelve months and over three months. At 31 December 2017, Current other financial assets also included the security deposit granted in relation to the purchase of Argentinian assets (Note 35.3).

	Liabilities as per statement of financial position
Amounts in US$ '000	2018	2017
Liabilities at fair value through profit and loss
Derivative financial instrument liabilities	-	19,289
	-	19,289
Other financial liabilities at amortized cost
Trade payables	69,142	52,557
Payables to related parties (Note 33)	-	31,184
Payables to LGI (Note 35.1)	29,509	-
To be paid to co-venturers (Note 33)	8,449	10,015
Borrowings	447,002	426,204
	554,102	519,960
Total financial liabilities	554,102	539,249

Disclosure of credit quality of trade receivables [Text Block]
The credit quality of financial assets that are neither past due nor impaired can be assessed by reference to external credit ratings (if available) or to historical information about counterparty default rates:

Amounts in US$ '000	2018	2017
Trade receivables
Counterparties with an external credit rating (Moody’s)
B2	1,196	70
Ba2	5,511	-
Ba3	3,734	8,788
Baa3	-	3,614
Counterparties without an external credit rating
Group1 (a)	5,774	7,047
Total trade receivables	16,215	19,519

(a)
Group 1 – existing customers (more than 6 months) with no defaults in the past.

Disclosure of maturity analysis for non-derivative financial liabilities [text block]
The table below analyses the Group’s financial liabilities into relevant maturity groupings based on the remaining period at the balance sheet to the contractual maturity date. The amounts disclosed in the table are the contractual undiscounted cash flows.
Amounts in US$ '000	Less than 1 year	Between 1 and 2 years	Between 2 and 5 years	Over 5 years
At 31 December 2018
Borrowings	39,545	38,648	82,875	452,625
Trade payables	68,862	280	-	-
Payables to LGI (Note 35.1)	15,000	15,000	-	-
	123,407	53,928	82,875	452,625
At 31 December 2017
Borrowings	27,625	27,625	82,875	480,250
Trade payables	52,557	-	-	-
Payables to related parties	7,331	2,068	27,087	-
	87,513	29,693	109,962	480,250

Disclosure Of Financial liabilities Measured And Recognised At Fair Value And On Recurring Basis [text block]
The following table presents the Group’s financial assets and financial liabilities measured and recognized at fair value at 31 December 2018 and 2017 on a recurring basis:

Amounts in US$ '000	Level 1	Level 2	At 31 December 2018
Assets
Cash and cash equivalents
Money market funds	53,794	-	53,794
Derivative financial instrument liabilities
Commodity risk management contracts	-	27,539	27,539
Total Assets	53,794	27,539	81,333

Amounts in US$ '000	Level 1	Level 2	At 31 December 2017
Assets
Cash and cash equivalents
Money market funds	44,123	-	44,123
Total Assets	44,123	-	44,123
Liabilities
Derivative financial instrument liabilities
Commodity risk management contracts	-	19,289	19,289
Total Liabilities	-	19,289	19,289

Cash At Bank And Other Financial Assets [Member]
Disclosure of detailed information about financial instruments [line items]
Disclosure of credit quality of cash at bank and other financial assets [text block]
All trade receivables are denominated in US Dollars, except in Brazil where are denominated in Brazilian Real.

Cash at bank and other financial assets
(a)

Amounts in US$ '000	2018	2017
Counterparties with an external credit rating (Moody’s, S&P, Fitch, BRC Investor Services)
A1	1,315	553
A2	595	298
A3	765	63,853
Aaa	-	15,040
Aaa-mf	52,563	-
Aa1	4,732	-
Aa3	17,431	11,401
AAA	14,307	19,634
B2	-	31
Ba1	4,033	18
Ba2	1	7
Baa1	13,903	307
Baa1+	4,138	-
Baa2	6,534	4,078
Ba3	212	2,815
B3	-	-
BBB	3,199	15,064
Counterparties without an external credit rating	15,448	45,123
Total	139,176	178,222

(a)
The remaining balance sheet item ‘cash and cash equivalents’ corresponds to cash on hand amounting to US$ 19,000 (US$ 21,000 in 2017).